Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.3%)
Alphabet, Inc. - Class A *	219,389	33,112
Meta Platforms, Inc. - Class A	24,660	11,974
Netflix, Inc. *	10,740	6,523
Omnicom Group, Inc.	46,574	4,506
Spotify Technology SA *	13,265	3,501
T-Mobile US, Inc.	50,212	8,196

Total		67,812

Consumer Discretionary (11.0%)
Amazon.com, Inc. *	229,294	41,360
AutoZone, Inc. *	1,646	5,188
Chipotle Mexican Grill, Inc. *	2,775	8,066
DoorDash, Inc. - Class A *	41,260	5,682
Lennar Corp. - Class A	29,089	5,003
Marriott International, Inc. - Class A	14,638	3,693
The TJX Cos., Inc.	112,566	11,417

Total		80,409

Consumer Staples (4.2%)
Constellation Brands, Inc. - Class A	25,020	6,799
Haleon PLC	541,685	4,599
Monster Beverage Corp. *	163,716	9,705
Philip Morris International, Inc.	101,409	9,291

Total		30,394

Energy (5.0%)
EQT Corp.	34,900	1,294
Exxon Mobil Corp.	135,127	15,707
Marathon Petroleum Corp.	31,106	6,268
Schlumberger, Ltd.	39,434	2,161
Shell PLC	127,545	8,551
Targa Resources Corp.	23,188	2,597

Total		36,578

Financials (14.5%)
American Express Co.	20,439	4,654
American International Group, Inc.	59,705	4,667
Arch Capital Group, Ltd. *	37,965	3,510
Ares Management Corp. - Class A	59,823	7,955
Berkshire Hathaway, Inc. - Class B *	34,253	14,404
Block, Inc. - Class A *	64,395	5,447
Corpay, Inc. *	12,995	4,009

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Everest Re Group, Ltd.	13,410	5,330
Global Payments, Inc.	33,727	4,508
JPMorgan Chase & Co.	82,166	16,458
KKR & Co., Inc.	57,451	5,778
Marsh & McLennan Cos., Inc.	12,519	2,579
PayPal Holdings, Inc. *	38,618	2,587
The Progressive Corp.	20,178	4,173
S&P Global, Inc.	9,392	3,996
Simon Property Group, Inc.	13,548	2,120
Visa, Inc. - Class A	19,221	5,364
Wells Fargo & Co.	138,143	8,007

Total		105,546

Health Care (13.7%)
Abbott Laboratories	11,669	1,326
AbbVie, Inc.	38,571	7,024
Agilent Technologies, Inc.	18,922	2,753
Alnylam Pharmaceuticals, Inc. *	3,862	577
Amgen, Inc.	1,407	400
AstraZeneca PLC, ADR	35,961	2,436
Biogen, Inc. *	3,839	828
Boston Scientific Corp. *	66,544	4,558
Cencora, Inc.	20,343	4,943
Centene Corp. *	32,926	2,584
Danaher Corp.	24,024	5,999
Dexcom, Inc. *	21,756	3,018
Edwards Lifesciences Corp. *	36,377	3,476
Elevance Health, Inc.	6,630	3,438
Eli Lilly & Co.	16,696	12,989
Gilead Sciences, Inc.	7,124	522
GSK PLC, ADR	49,636	2,128
HCA Healthcare, Inc.	10,006	3,337
Humana, Inc.	4,349	1,508
Illumina, Inc. *	10,195	1,400
Intuitive Surgical, Inc. *	6,466	2,580
Laboratory Corp. of America Holdings	7,020	1,534
Merck & Co., Inc.	71,327	9,412
Moderna, Inc. *	2,685	286
Molina Healthcare, Inc. *	4,345	1,785
Novartis AG, ADR	15,370	1,487
Regeneron Pharmaceuticals, Inc. *	2,190	2,108
Stryker Corp.	8,664	3,101
Thermo Fisher Scientific, Inc.	1,132	658

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
UnitedHealth Group, Inc.	13,013	6,437
Vertex Pharmaceuticals, Inc. *	5,716	2,389
Zoetis, Inc.	16,957	2,869

Total		99,890

Industrials (8.6%)
AerCap Holdings NV *	18,531	1,611
The Boeing Co. *	15,967	3,081
Builders FirstSource, Inc. *	19,715	4,112
C.H. Robinson Worldwide, Inc.	55,110	4,196
Clean Harbors, Inc. *	12,685	2,554
Dayforce, Inc. *	50,176	3,322
Deere & Co.	510	209
Delta Air Lines, Inc.	151,185	7,237
Emerson Electric Co.	13,769	1,562
Equifax, Inc.	6,662	1,782
Fortive Corp.	54,220	4,664
General Dynamics Corp.	26,318	7,435
Ingersoll-Rand, Inc.	27,253	2,588
Jacobs Solutions, Inc.	10,248	1,575
Johnson Controls International PLC	18,464	1,206
PACCAR, Inc.	25,200	3,122
RTX Corp.	21,606	2,107
Trane Technologies PLC	5,629	1,690
Uber Technologies, Inc. *	78,397	6,036
Waste Connections, Inc.	14,673	2,524

Total		62,613

Information Technology (26.8%)
Adobe, Inc. *	26,009	13,124
Advanced Micro Devices, Inc. *	76,809	13,863
Apple, Inc.	138,594	23,766
Atlassian Corp. - Class A *	21,603	4,215
First Solar, Inc. *	6,833	1,153
HubSpot, Inc. *	8,706	5,455
Intuit, Inc.	16,096	10,462
KLA Corp.	8,949	6,252
Marvell Technology, Inc.	50,416	3,574
Micron Technology, Inc.	52,429	6,181
Microsoft Corp.	139,472	58,679
NVIDIA Corp.	26,718	24,141
ServiceNow, Inc. *	14,099	10,749

Large Cap Core Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Synopsys, Inc. *	9,590	5,481
Texas Instruments, Inc.	44,550	7,761

Total		194,856

Materials (2.4%)
Ball Corp.	17,875	1,204
Celanese Corp. - Class A	23,302	4,005
Crown Holdings, Inc.	13,913	1,103
FMC Corp.	34,673	2,208
Linde PLC	12,760	5,925
PPG Industries, Inc.	19,206	2,783

Total		17,228

Real Estate (1.6%)
CBRE Group, Inc. - Class A *	39,790	3,869
CoStar Group, Inc. *	14,049	1,357
Equinix, Inc.	3,794	3,131
Welltower, Inc.	37,785	3,531

Total		11,888

Utilities (2.3%)
Atmos Energy Corp.	21,179	2,517
Constellation Energy Corp.	6,396	1,182
Edison International	49,535	3,504
Exelon Corp.	51,307	1,928
NextEra Energy, Inc.	47,914	3,062
PG&E Corp.	265,098	4,443

Total		16,636

Total Common Stocks (Cost: $540,670)		723,850

Total Investments (99.4%) (Cost: $540,670)@		723,850

Other Assets, Less Liabilities (0.6%)		4,401

Net Assets (100.0%)		728,251

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $540,670 and the net unrealized appreciation of investments based on that cost was $183,180 which is comprised of $192,930 aggregate gross unrealized appreciation and $9,750 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Core Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$723,850	$—	$—

Total Assets:	$723,850	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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